Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 2,065,820
statutory tax rate	35.00%	35.00%